Trade Accounts Receivable, Net - Trade Accounts Receivable, Net (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Trade accounts receivable	$ 919	$ 1,058
Allowance for doubtful accounts	(8)	(9)
Total	$ 911	$ 1,049